Long-Term Debt, Financing and Capital Lease Obligations (Schedule of Long-term Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified						3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended			3 Months Ended			3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended
	Mar. 31, 2014	Jul. 10, 2013 Exchangeable notes [Member] Clearwire Communications LLC [Member]	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2014 Successor [Member] Senior Notes [Member] Sprint Corporation [Member]	Dec. 31, 2013 Successor [Member] Senior Notes [Member] Sprint Corporation [Member]	Mar. 31, 2014 Successor [Member] Senior Notes [Member] Sprint Capital Corporation [Member]	Dec. 31, 2013 Successor [Member] Senior Notes [Member] Sprint Capital Corporation [Member]	Mar. 31, 2014 Successor [Member] Senior Notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2013 Successor [Member] Senior Notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Mar. 31, 2014 Successor [Member] Guaranteed notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2013 Successor [Member] Guaranteed notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Mar. 31, 2014 Successor [Member] Secured Debt [Member] iPCS Inc Secured Notes [Member]	Dec. 31, 2013 Successor [Member] Secured Debt [Member] iPCS Inc Secured Notes [Member]	Mar. 31, 2014 Successor [Member] Secured Debt [Member] Clearwire Communications LLC [Member]	Dec. 31, 2013 Successor [Member] Secured Debt [Member] Clearwire Communications LLC [Member]		Mar. 31, 2014 Successor [Member] Exchangeable notes [Member] Clearwire Communications LLC [Member]	Dec. 31, 2013 Successor [Member] Exchangeable notes [Member] Clearwire Communications LLC [Member]		Mar. 31, 2014 Successor [Member] Convertible Debt [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2013 Successor [Member] Convertible Debt [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Mar. 31, 2014 Successor [Member] Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Dec. 31, 2013 Successor [Member] Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Mar. 31, 2014 Successor [Member] Line of Credit [Member] Export Development Canada Credit Facilities [Member]	Dec. 31, 2013 Successor [Member] Line of Credit [Member] Export Development Canada Credit Facilities [Member]	Mar. 31, 2014 Successor [Member] Line of Credit [Member] Secured Equipment Credit Facility [Member]	Dec. 31, 2013 Successor [Member] Line of Credit [Member] Secured Equipment Credit Facility [Member]	Mar. 31, 2014 Successor [Member] Vendor financing notes [Member] Clearwire Communications LLC [Member]	Dec. 31, 2013 Successor [Member] Vendor financing notes [Member] Clearwire Communications LLC [Member]	Mar. 31, 2014 Successor [Member] Financing Obligation [Member]	Dec. 31, 2013 Successor [Member] Financing Obligation [Member]	Mar. 31, 2014 Successor [Member] Capital Lease Obligations [Member]	Dec. 31, 2013 Successor [Member] Capital Lease Obligations [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] Senior Notes [Member] Sprint Corporation [Member]	Dec. 31, 2012 Predecessor [Member] Senior Notes [Member] Sprint Capital Corporation [Member]	Dec. 31, 2012 Predecessor [Member] Senior Notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2012 Predecessor [Member] Guaranteed notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2012 Predecessor [Member] Secured Debt [Member] iPCS Inc Secured Notes [Member]	Dec. 31, 2012 Predecessor [Member] Secured Debt [Member] Clearwire Communications LLC [Member]	Dec. 31, 2012 Predecessor [Member] Exchangeable notes [Member] Clearwire Communications LLC [Member]	Dec. 31, 2012 Predecessor [Member] Convertible Debt [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2012 Predecessor [Member] Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Dec. 31, 2012 Predecessor [Member] Line of Credit [Member] Export Development Canada Credit Facilities [Member]	Dec. 31, 2012 Predecessor [Member] Line of Credit [Member] Secured Equipment Credit Facility [Member]	Dec. 31, 2012 Predecessor [Member] Vendor financing notes [Member] Clearwire Communications LLC [Member]	Dec. 31, 2012 Predecessor [Member] Financing Obligation [Member]	Dec. 31, 2012 Predecessor [Member] Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum						7.12%		6.88%		6.00%		7.00%																		5.74%				2.35%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum						7.88%		8.75%		11.50%		9.00%																		7.24%				10.52%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate														3.49%										2.75%		3.58%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																												2.03%				6.09%
Debt Instrument, Interest Rate, Stated Percentage		8.25%														14.75%			8.25%			1.00%
Maturity Date Range, Start						Sep. 15, 2021		May 01, 2019		Dec. 01, 2016		Nov. 15, 2018																						Apr. 30, 2014
Maturity Date Range, End						Dec. 15, 2024		Mar. 15, 2032		Nov. 15, 2022		Mar. 01, 2020												Feb. 28, 2018		Dec. 15, 2015		Mar. 30, 2017						Nov. 21, 2023
Debt Instrument, Maturity Date														May 01, 2014		Dec. 01, 2016			Dec. 01, 2040			Oct. 15, 2019								Dec. 01, 2015		Sep. 30, 2021
Line of Credit Facility, Amount Outstanding																								$ 0	$ 0	$ 500	$ 500	$ 762	$ 889																$ 0	$ 500	$ 296
Long-term Debt, Gross		629				9,000	9,000	6,204	6,204	9,280	9,280	4,000	4,000	181	181	300 [1]	300	[1]	629 [1]	629	[1]	0	0							13	20	327	339	174	187		0	6,204	9,280	4,000	481	0	0	3,100				0	698	74
Net discount from beneficial conversion feature on convertible bond			0	0																																(247)
Debt Instrument, Unamortized Premium (Discount), Net	1,408		1,408	1,482																																(45)
Current and Long-term Debt, Financing and Capital Lease Obligations	32,778		32,778	33,011																																24,341
Long Term Debt Financing And Capital Lease Obligations, Current portion			(991)	(994)	0																															(379)
Long-term debt, financing and capital lease obligations			$ 31,787	$ 32,017	$ 0																															$ 23,962

[1]	(1)Notes of Clearwire Communications LLC are also direct obligations of Clearwire Finance, Inc. and are guaranteed by certain Clearwire subsidiaries.